Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Common and Preferred Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Loss for the year	R$ (10,834,709)	R$ (2,403,086)	R$ (635,731)
Denominator
Weighted average of shares that would have been issued at average market price	4,705,897	6,805,600	6,400,619
Share-based payments
Denominator
Weighted average number of stock options and restricted shares	63,789,234	9,865,114	11,530,390
Common Shares
Denominator
Weighted average number of shares	928,965,058	928,965,058	928,965,058
Weighted average number of equivalent shares	25,662,417,083	25,571,811,221	25,327,251,414
Basic earnings per share
Basic net income (loss) per share	R$ (0.42)	R$ (0.09)	R$ (0.03)
Diluted earnings per share
Diluted net income (loss) per share	R$ (0.42)	R$ (0.09)	R$ (0.03)
Preference Shares
Denominator
Weighted average number of shares	329,779,360	328,571,282	325,310,485
75 preferred shares	75	75	75
Weighted average number of equivalent shares	342,165,561	340,957,483	337,696,686
Basic earnings per share
Basic net income (loss) per share	R$ (31.67)	R$ (7.05)	R$ (1.88)
Diluted earnings per share
Diluted net income (loss) per share	R$ (31.67)	R$ (7.05)	R$ (1.88)